Significant partly-owned subsidiary - Summarized Statements of Financial Position (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Current assets	$ 5,688	$ 5,520
Non-current assets	54,977	54,626
Total assets	60,665	60,146
Current liabilities	8,271	9,777
Non-current liabilities	31,065	28,961
Total liabilities	39,336	38,738
Total equity attributable to BCE shareholders	20,989	21,074
NCI	340	334
CTV Specialty hedge
Disclosure of subsidiaries [line items]
Current assets	357	314
Non-current assets	1,032	994
Total assets	1,389	1,308
Current liabilities	159	151
Non-current liabilities	227	192
Total liabilities	386	343
Total equity attributable to BCE shareholders	699	671
NCI	$ 304	$ 294
Proportion of ownership interests held by non-controlling interests	29.90%	29.90%
Net assets	$ 6	$ 8